GBL-AGS-SUMPROSTATPRO&SAI-SUP

Supplement to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information

The purpose of this supplement is to provide you with information relevant to the current Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information (SAIs) for the Funds listed below:

Invesco Active Allocation Fund

Invesco Oppenheimer International Diversified Fund

Invesco Oppenheimer Main Street Mid Cap Fund

Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderate Investor Fund

Invesco Small Cap Growth Fund

At meetings held on December 9-11, 2019, the Board of Trustees of the Funds referenced above (the “Funds”) approved certain changes to the Funds effective on May 15, 2020, which have been included in each Fund’s currently effective Summary and Statutory Prospectuses and SAIs (the “Board-Approved Changes”). As of the date of the Funds’ Summary and Statutory Prospectuses and SAIs, however, these Board-Approved Changes have not yet occurred.

This supplement amends the Funds’ Summary and Statutory Prospectuses and SAIs (and is in addition to any other supplement(s) unless otherwise specified) only until the Board-Approved Changes are effective on May 15, 2020. Shareholders of the Funds were previously given notice of the Board-Approved Changes on or about January 31, 2020. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.

Effective for the period from April 30 through May 14, 2020 only:

1.	The name of each Fund and all references thereto are replaced as indicated below:

•	Invesco Select Risk: Moderately Conservative Investor Fund is replaced with “Invesco Conservative Allocation Fund”

•	Invesco Select Risk: Growth Investor Fund is replaced with “Invesco Growth Allocation Fund”

•	Invesco Active Allocation Fund is replaced with “Invesco Oppenheimer Portfolio Series: Active Allocation Fund”

•	Invesco Select Risk: Conservative Investor Fund is replaced with “Invesco Oppenheimer Portfolio Series: Conservative Investor Fund”

•	Invesco Select Risk: High Growth Investor Fund is replaced with “Invesco Oppenheimer Portfolio Series: Growth Investor Fund”

•	Invesco Select Risk: Moderate Investor Fund is replaced with “Invesco Oppenheimer Portfolio Series: Moderate Investor Fund”

2.	Class S shares of Invesco Select Risk: Moderate Investor Fund are closed to new investors.

3.

The following fee schedule replaces in its entirety the advisory fee schedule under the heading “Fund Management – Adviser Compensation” in the Statutory Prospectus for Invesco Oppenheimer Main Street Mid Cap Fund:

The Adviser receives a fee from the Fund, calculated at the annual rate of 0.75% of the first $200 million, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $4.2 billion and 0.58% of the amount over $5 billion of average daily net assets. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser. Invesco, not the Fund, pays sub-advisory fees, if any.

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4.

The following fee schedule replaces in its entirety the corresponding advisory fee schedule under the heading “Investment Advisory and Other Services – Investment Adviser” in the SAI for Invesco Oppenheimer Main Street Mid Cap Fund.

Fund	Fee Schedule
Invesco Oppenheimer Main Street Mid Cap Fund[1]	0.75% of the first $200M 0.72% of the next $200M 0.69% of the next $200M 0.66% of the next $200M 0.60% of the next $4.2B 0.58% of the excess over $5B

[1]	The advisory fee payable by the Fund shall be reduced by any amounts paid by such Fund under the Administrative Services Agreement between such Fund and Invesco.

5.	The reimbursement style Rule 12b-1 plan for Invesco Small Cap Growth Fund Class A shares and Class C shares is replaced with the compensation style Rule 12b-1 plan as follows:

Fund	Class A	Class C
Invesco Small Cap Growth Fund	0.25	1.00

Accordingly, all references to Invesco Small Cap Growth Fund’s Class A shares and Class C shares reimbursement style Rule 12b-1 plan in the SAI for the Fund are replaced with the compensation style plan.

6.

The following paragraph under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Oppenheimer International Diversified Fund and Invesco Select Risk: Moderate Investor Fund is removed:

Notwithstanding the above restriction related to concentration, Invesco Oppenheimer International Diversified Fund and Invesco Select Risk: Moderate Investor Fund will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies.

7.

The following paragraph under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Oppenheimer International Diversified Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Oppenheimer Main Street Mid Cap Fund is removed:

Notwithstanding the above restriction related to physical commodities, Invesco Oppenheimer International Diversified Fund, Invesco Oppenheimer Main Street Mid Cap Fund and Invesco Select Risk: Moderate Investor Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

8.	The following paragraph under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Small Cap Growth Fund is removed:

For Invesco Small Cap Growth Fund, notwithstanding the above restriction, the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

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GBL-AGS-SUMPROSTATPRO&SAI-SUP

Summary Prospectus	April 30, 2020
Invesco Oppenheimer Main Street Mid Cap Fund®
Class: A (OPMSX), C (OPMCX), R (OPMNX), Y (OPMYX), R5 (MSMJX), R6 (OPMIX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2020 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
...
Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None
...
Other Expenses	0.25	0.25	0.25	0.25	0.09	0.06
...
Total Annual Fund Operating Expenses	1.12	1.88	1.38	0.88	0.72	0.69
...
Fee Waiver and/or Expense Reimbursement[2]	0.02	0.04	0.04	0.04	None	0.02
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10	1.84	1.34	0.84	0.72	0.67
...
1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.84%, 1.34%, 0.84%, 0.72 and 0.67%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class

1                                  Invesco Oppenheimer Main Street Mid Cap Fund®
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R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$656	$885	$1,131	$1,837
...
Class C	$287	$587	$1,012	$2,198
...
Class R	$136	$433	$ 751	$1,654
...
Class Y	$ 86	$277	$ 484	$1,081
...
Class R5	$ 74	$230	$ 401	$ 894
...
Class R6	$ 68	$219	$ 382	$ 857
...
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$656	$885	$1,131	$1,837
...
Class C	$187	$587	$1,012	$2,198
...
Class R	$136	$433	$ 751	$1,654
...
Class Y	$ 86	$277	$ 484	$1,081
...
Class R5	$ 74	$230	$ 401	$ 894
...
Class R6	$ 68	$219	$ 382	$ 857
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2019, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “mid cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities. A company’s “market capitalization” is the value of its outstanding common stock. The Fund considers mid cap companies to be those having a market capitalization in the range of the Russell Midcap® Index, a measure of mid cap issuers. The capitalization range of the index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell Midcap® Index generally widens over time and is reconstituted annually to preserve its mid cap characteristic. The Fund measures a company’s capitalization at the time the Fund buys a security and is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broad diversification across all major eco- nomic sectors. The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. Quantitative models are used as part of the idea generation process to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis.
In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers. Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country. The Fund primarily invests in common stock but may also invest in other types of securities, such as units of master limited partnerships or other securities that are consistent with its investment objective.
The portfolio managers might sell a security if, among other criteria, the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Mid-Cap Companies. Mid-cap companies generally involve greater risk of loss than larger companies. The prices of securities issued by mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-cap companies may not pay dividends for some time, if at all.
Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Risks of Quantitative Models. The portfolio managers use quantitative models as part of the idea generation process. Quantitative models are
2                                  Invesco Oppenheimer Main Street Mid Cap Fund®
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based upon many factors that measure individual securities relative to each other. Such models, which can be adversely affected by errors or imperfections in the factors or the data on which measurements are based, any technical issues with construction or implementation of the model, or a failure to perform as expected, may not identify securities that perform well in the future.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Main Street Mid Cap Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Class R5 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor Fund’s Class A shares. Although the Class R5 shares are invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A returns of the Fund and the predecessor fund as they have different expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2020): -27.75%
Best Quarter (ended March 31, 2019): 16.28%
Worst Quarter (ended September 30, 2011): -21.60%
Average Annual Total Returns (for the period ended December 31, 2019)
	1 Year	5 Years	10 Years	Since Inception
Class A shares: Inception (8/2/1999)
Return Before Taxes	24.87%	5.75%	10.73%	—%
Return After Taxes on Distributions	23.46	3.41	9.07	—
Return After Taxes on Distributions and Sale of Fund Shares	15.72	4.00	8.50	—
...
Class C shares: Inception (8/2/1999)	30.20	6.16	10.54	—
...
Class R shares: Inception (3/1/2001)	31.86	6.68	11.08	—
...
Class Y shares: Inception (8/2/1999)	32.48	7.22	11.70	—
...
Class R5 shares[1]: Inception (5/24/2019)	32.43	7.00	11.39	—
...
Class R6 shares: Inception (10/26/2012)	32.74	7.41	—	12.05
...
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	30.54	9.33	13.19	—
...
1	Class R5 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. The performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Raymond Anello	Portfolio Manager (co-lead)	2019 (predecessor fund 2011)
...
Belinda Cavazos	Portfolio Manager (co-lead)	2020
...
Joy Budzinski	Portfolio Manager	2019 (predecessor fund 2012)
...
Kristin Ketner Pak	Portfolio Manager	2019 (predecessor fund 2012)
...
Magnus Krantz	Portfolio Manager	2019 (predecessor fund 2012)
...
Raman Vardharaj	Portfolio Manager	2019 (predecessor fund 2009)
...
Adam Weiner	Portfolio Manager	2019 (predecessor fund 2012)
...
Matthew P. Ziehl	Portfolio Manager	2019 (predecessor fund 2009)
...
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
3                                  Invesco Oppenheimer Main Street Mid Cap Fund®
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There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
...
Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None
...
IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25
...
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
...
IRAs and Coverdell ESAs	250	25
...
All other accounts	1,000	50
...
With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 and Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
4                                  Invesco Oppenheimer Main Street Mid Cap Fund®
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